Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 6,800		$ 107,760
Operating expenses
Sales and marketing	3,021	67,512	91,319	49,269
General and administrative	3,535,607	331,144	4,312,499	190,582
Total operating expenses	3,538,628	398,656	4,403,818	239,851
Loss from operations	(3,531,828)	(398,656)	(4,296,058)	(239,851)
Other (income) expense
Other Income			(612)
Total other (income) expense			(612)
Net loss before income taxes	(3,531,828)	(398,656)	(4,295,446)	(239,851)
Income taxes
Net loss	$ (3,531,828)	$ (398,656)	$ (4,295,446)	$ (239,851)
Basic and diluted per common share amounts:
Basic net loss	$ (0.01)	$ (0.00)	$ (0.03)	$ (0.00)
Diluted net loss	$ (0.01)	$ (0.00)	$ (0.03)	$ (0.00)
Weighted average number of common shares outstanding (basic)	251,977,053	99,874,836	162,781,188	98,958,324
Weighted average number of common shares outstanding (diluted)	251,977,053	99,874,836	162,781,188	98,958,324